Summary of significant accounting policies - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Summary Of Significant Accounting Policies [Line Items]
Value added tax and other tax receivable	$ 23,211	$ 21,172
Supplier finance obligation	$ 14,849	13,650	$ 24,149
Lease term for most restaurants	17 years
Equity method investment, realized gain (loss)	$ 54	1,492	1,131
Equity method investments	$ 14,346	18,111
Supplier Finance Program, Obligation, Statement of Financial Position [Extensible Enumeration]	Accounts payable
Argentina
Summary Of Significant Accounting Policies [Line Items]
Non-monetary asset	$ 179,700
Venezuela
Summary Of Significant Accounting Policies [Line Items]
Non-monetary asset	20,600
Company-operated restaurants
Summary Of Significant Accounting Policies [Line Items]
Advertising costs	184,145	175,043	148,776
Franchised operations
Summary Of Significant Accounting Policies [Line Items]
Advertising costs	$ 52,761	$ 51,054	$ 44,088
Internal used software
Summary Of Significant Accounting Policies [Line Items]
Finite-lived intangible asset, useful life	3 years
Minimum
Summary Of Significant Accounting Policies [Line Items]
Supplier payment period	15 days
Minimum | Third party financial institutions
Summary Of Significant Accounting Policies [Line Items]
Supplier payment period	45 days
Minimum | Equipment
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, useful life	3 years
Maximum
Summary Of Significant Accounting Policies [Line Items]
Supplier payment period	180 days
Maximum | Third party financial institutions
Summary Of Significant Accounting Policies [Line Items]
Supplier payment period	180 days
Maximum | Building
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, useful life	40 years
Maximum | Equipment
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, useful life	10 years